Share-Based Compensation	6 Months Ended
Jun. 30, 2018
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Share-Based Compensation

NOTE 23 - SHARE-BASED COMPENSATION

Description of the plans

Performance-Based Restricted Stock Units (equity-settled)

In May 2018, the Company granted Restricted Stock Units (RSUs) and Performance Share Units (PSUs) to selected employees. These units will vest after three years from the grant date if the following conditions are met:

•	A vesting condition under which the beneficiaries must be continuously employed by the Company through the end of the vesting period (3 years), and

•	In respect of the PSUs, a performance condition, depending on the Total Stockholder Return (TSR) performance of Constellium share over the vesting period compared to the TSR of specified indices. Performance Shares Units will ultimately vest based on vesting multiplier in a range from 0 to 2.

The following table lists the inputs to the model used for the PSUs granted in May 2018:

Fair value at grant date (in Euros)	15.31
Share price at grant date (in Euros)	10.27
Dividend yield	—
Expected volatility	75%
Risk-free interest rate (U.S. government bond yield)	2.60%
Model used	Monte Carlo

The fair value of the RSUs awarded is the quoted market price of Constellium shares at grant date.

Expense recognized during the year

In accordance with IFRS 2, share-based compensation is recognized as an expense over the vesting period. The estimate of this expense is based upon the fair value of a Class A potential ordinary share at the grant date. The total expense related to the potential ordinary shares for the six months ended June 30, 2018 and 2017 amounted to €6 million and €3 million respectively.

Movement of potential shares

The following table illustrates the number and movements in shares during the period:

	Performance- Based RSU	Restricted Stock Units	Equity Award Plans	Total
	Potential Shares	Potential Shares	Potential Shares	Potential Shares
At January 1, 2018	3,257,840	944,500	95,340	4,297,680

Granted(A)	701,109	587,786	30,709	1,319,604
Over-performance(B)	295,517	—	—	295,517
Vested	(34,580)	(80,000)	(68,136)	(182,716)
Forfeited(C)	(134,163)	(27,059)	—	(161,222)

At June 30, 2018	4,085,723	1,425,227	57,913	5,568,863

(A)	For PSUs, the number of potential shares granted is presented using a vesting multiplier of 1.
(B)	When the achievement of TSR performance exceeds the vesting multiplier of 1, the additional potential shares are presented as over-performance shares.
(C)	For potential shares related to PSUs, 106,163 were forfeited following the departure of certain beneficiaries and 28,000 were forfeited in relation to the non-fulfilment of performance conditions.